Long-term Borrowings and Capital Lease Obligations - Summary of Long-term Debt Narrative (Details)		1 Months Ended	12 Months Ended		24 Months Ended
	Feb. 23, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Mar. 17, 2016	May 31, 2013
Debt Instrument [Line Items]
Senior notes maturity , period	5 years
3.800% Senior Notes due 2021
Debt Instrument [Line Items]
Senior notes interest rate			3.80%	3.80%	3.80%	3.80%
Debt instrument, maturity date			Apr. 01, 2021	Apr. 01, 2021
Senior notes maturity , period			5 years	5 years
4.800% Senior Notes due 2026
Debt Instrument [Line Items]
Senior notes interest rate			4.80%	4.80%	4.80%	4.80%
Debt instrument, maturity date			Apr. 01, 2026	Apr. 01, 2026
Senior notes maturity , period			10 years	10 years
2.375% Senior Notes due 2018
Debt Instrument [Line Items]
Senior notes interest rate			2.375%	2.375%	2.375%		2.375%
Debt instrument, maturity date			Jun. 01, 2018	Jun. 01, 2018
Senior notes maturity , period			5 years	5 years
3.750% Senior Notes due 2023
Debt Instrument [Line Items]
Senior notes interest rate			3.75%	3.75%	3.75%		3.75%
Debt instrument, maturity date			Jun. 01, 2023	Jun. 01, 2023
Senior notes maturity , period					10 years
1.50% note payable | Due September 30, 2016
Debt Instrument [Line Items]
Senior notes interest rate			1.50%	1.50%	1.50%
Debt instrument, maturity date			Sep. 30, 2016	Sep. 30, 2016
1.50% note payable | Due January 31, 2016
Debt Instrument [Line Items]
Senior notes interest rate			1.50%	1.50%	1.50%
Debt instrument, maturity date			Jan. 31, 2016	Jan. 31, 2016
LIBOR + 2.0%, unsecured term loan
Debt Instrument [Line Items]
Debt instrument, maturity date		Dec. 01, 2017	Dec. 07, 2017	Dec. 07, 2017
LIBOR + 2.0%, unsecured term loan | London Interbank Offered Rate
Debt Instrument [Line Items]
Debt instrument, margin rate			2.00%	2.00%
Unsecured term facility, due February 23, 2021 | LIBOR + 1.500%, unsecured term facility
Debt Instrument [Line Items]
Debt instrument, maturity date			Feb. 23, 2021	Feb. 23, 2021
Debt instrument, margin rate			1.50%	1.50%
Unsecured term facility, due February 23, 2021 | LIBOR + 1.300%, unsecured revolving loan
Debt Instrument [Line Items]
Debt instrument, maturity date			Feb. 23, 2021	Feb. 23, 2021
Unsecured revolving loan, due February 23, 2021 | LIBOR + 1.300%, unsecured revolving loan
Debt Instrument [Line Items]
Debt instrument, margin rate			1.30%	1.30%
Unsecured term loan due on April 08, 2018 | LIBOR + 1.125%, unsecured term loan
Debt Instrument [Line Items]
Debt instrument, maturity date			Apr. 08, 2018	Apr. 08, 2018
Debt instrument, margin rate			1.125%	1.125%
Unsecured term loan due on April 08, 2018 | 1.38% note payable
Debt Instrument [Line Items]
Senior notes interest rate			1.38%	1.38%	1.38%
Debt instrument, maturity date			Dec. 31, 2017	Dec. 31, 2017
Unsecured term loan due on September 10, 2017 | LIBOR + 1.125%, unsecured term loan
Debt Instrument [Line Items]
Debt instrument, maturity date			Sep. 10, 2017	Sep. 10, 2017
Debt instrument, margin rate			1.125%	1.125%